Convertible Debentures - Schedule of Convertible Debentures (Parentheticals) (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Herald Investment Management Limited [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	18.00%
Debt instrument maturity date	Mar. 25, 2025
Debt instrument debt discount	$ 0	$ 36,372
1800 Diagonal Lending LLC [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	12.00%
Debt instrument maturity date	Aug. 30, 2025
Debt instrument debt discount	$ 9,609	22,086
Helena Global Investment Opportunities 1 Ltd [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument maturity date	Apr. 13, 2025
Debt instrument debt discount	$ 119,589	$ 0